Provisions, Contingencies and Other Commitments - Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Financial assets held for trading and Available-for-sale financial assets (basically financial treasury bills)	R$ 102,284	R$ 88,277
Assets Pledged As Collateral For Liabilities Or Contingent Liabilities [Member]
Disclosure of contingent liabilities [line items]
Financial assets held for trading and Available-for-sale financial assets (basically financial treasury bills)	962	950
Escrow deposits	R$ 4,585	R$ 4,537